SCHEDULE OF ACCOUNTS RECEIVABLE, NET (Details) - USD ($) $ in Thousands	May 31, 2024	May 31, 2023
Receivables [Abstract]
Accounts receivable – third parties	$ 2,003	$ 2,414
Less: allowance for doubtful accounts	(317)	(110)
Accounts receivable, net	$ 1,686	$ 2,304